Other operating expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other operating expenses	Other operating expenses
Other operating expenses totaled €3,516 million in 2023, compared with €2,531 million in 2022 and €1,805 million in 2021.
For 2023, this line item includes €3,206 million of expenses related to Regeneron (see Note C.1.), compared with €2,378 million for 2022 and €1,568 million for 2021 (as shown in the table below):

(€ million)	2023	2022	2021
Income & expense related to sharing of (profits)/losses under the Monoclonal Antibody Alliance	(3,321)	(2,325)	(1,253)
Additional share of profit paid by Regeneron towards development costs(b)	668	434	127
Reimbursement to Regeneron of selling expenses incurred	(543)	(476)	(303)
Total - Monoclonal Antibody Alliance	(3,196)	(2,367)	(1,429)
Immuno-Oncology Alliance	—	16	68
Other (mainly ZALTRAP and LIBTAYO)(a)	217	1,120	(12)
Other operating income/(expenses), net related to Regeneron	(2,979)	(1,231)	(1,373)
of which amount presented in Other operating income (Note D.25.)	227	1,147	195
(a)    Following the restructuring of the Immuno-Oncology agreement between Sanofi and Regeneron, applicable from July 1, 2022 (see Note C.1.).
(b)    As of December 31, 2023, the commitment received by Sanofi in respect of the additional profit share payable by Regeneron towards development costs amounted to €2.1 billion, compared with €2.7 billion as of December 31, 2022 (see note D.21.).

Charges to provisions for litigation and environmental risks are also recorded within this line item.